TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 36,500		SFr 28,400
Securities lending transactions	6,300		5,700
Obligation to return securities received as collateral, at fair value	42,479	SFr 28,655	40,219
Total	85,300		74,300
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,100		8,600
Securities lending transactions	100		100
Obligation to return securities received as collateral, at fair value	4,100		1,800
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,500		2,500
Obligation to return securities received as collateral, at fair value	100		100
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	800		700
Securities lending transactions	5,200		5,400
Obligation to return securities received as collateral, at fair value	32,900		33,000
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	1,200		200
Securities lending transactions	100		100
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	20,900		16,400
Securities lending transactions	900		100
Obligation to return securities received as collateral, at fair value	5,400		5,300
Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,600		5,200
Securities lending transactions	5,500		5,700
Obligation to return securities received as collateral, at fair value	41,900		40,000
Total	53,000		50,900
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	20,100		15,100
Securities lending transactions	500		0
Obligation to return securities received as collateral, at fair value	300		100
Total	20,900		15,200
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,300		5,900
Securities lending transactions	200		0
Obligation to return securities received as collateral, at fair value	200		100
Total	4,700		6,000
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,500		2,200
Securities lending transactions	100		0
Obligation to return securities received as collateral, at fair value	100		0
Total	6,700		2,200
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	36,600		28,500
Securities lending transactions	6,300		5,700
Obligation to return securities received as collateral, at fair value	42,479		40,219
Total	85,400		74,400
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,100		8,600
Securities lending transactions	100		100
Obligation to return securities received as collateral, at fair value	4,100		1,800
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,500		2,500
Obligation to return securities received as collateral, at fair value	100		100
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	800		700
Securities lending transactions	5,200		5,400
Obligation to return securities received as collateral, at fair value	32,900		33,000
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	1,200		200
Securities lending transactions	100		100
Bank | Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	21,000		16,500
Securities lending transactions	900		100
Obligation to return securities received as collateral, at fair value	5,400		5,300
Bank | Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,600		5,200
Securities lending transactions	5,500		5,700
Obligation to return securities received as collateral, at fair value	41,900		40,000
Total	53,000		50,900
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	20,200		15,200
Securities lending transactions	500		0
Obligation to return securities received as collateral, at fair value	300		100
Total	21,000		15,300
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,300		5,900
Securities lending transactions	200		0
Obligation to return securities received as collateral, at fair value	200		100
Total	4,700		6,000
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,500		2,200
Securities lending transactions	100		0
Obligation to return securities received as collateral, at fair value	100		0
Total	SFr 6,700		SFr 2,200